FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENT [Abstract]
Schedule of Assets Measured at Fair Value on Recurring Basis

	Fair Value Disclosure at December 31, 2015
	Total		Quoted Prices in Active Market for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
	RMB	US$	RMB	US$	RMB	US$	RMB	US$
Available-for-sale investments*	166,339	25,678	—	—	166,339	25,678	—	—
Total	166,339	25,678	—	—	166,339	25,678	—	—

*	Some of available-for-sale investments are redeemable at the Company's option amounting to RMB50,000 (US$7,719), the rest of available-for-sale investments have matured in January 2016.